Provisions for liabilities - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2011
Disclosure Of Other Provisions [Line Items]
Payments for funding agreement	£ 18	£ 6
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Noncurrent provisions relates to termination payments	£ 71
Estimated unwind percentage of noncurrent provisions relates to termination payments	35.00%
Reversals of unused provisions	£ 7	41
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Noncurrent provisions	£ 16
Estimated unwind percentage of noncurrent provisions	22.00%
Reversals of unused provisions	£ 5	2
Fox River
Disclosure Of Other Provisions [Line Items]
Provision made during period			£ 274
Legal costs incurred	7	11
Increased amount in provision		20
Other Provisions
Disclosure Of Other Provisions [Line Items]
Reversals of unused provisions	£ 49	£ 61
Top of Range | Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years
Top of Range | Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Expected unwind period	5 years
Top of Range | Fox River
Disclosure Of Other Provisions [Line Items]
Expected unwind period		5 years